Selling and distribution expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling And Distribution Expenses [Abstract]
Summary of selling and distribution expenses

(in €‘000)	2022	2021	2020
Employee benefits expenses	1,650	1,898	2,907
Amortization of customer relationships	231	—	—
Depreciation of right-of-use assets	148	92	153
Marketing and communication costs	478	421	478
Housing and facility costs	48	60	358
Travelling costs	32	1	23
Total	2,587	2,472	3,919